Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances	Other receivable, a related party
Name of related party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,229	$12,379
Other payables, related parties
Name of Related Party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$-	$345
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	-	1,315
Total			$-	$1,660
Amount due to related parties
Name of Related Party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
Chong Chan “Sam” Teo	Directors, Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$-	$186,579
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	-	134,381
Total			$-	$320,960
Other receivable, a related party
Name of related party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,379	$-

Schedule of Related Party Transactions
			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Matrix Ideal Sdn Bhd	Director Yu Weng Lok is shareholder of TGI, Spouse of Chuah Su Chen, COO of the Company		$-	$126	$-	$126
Purchase from related parties
			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$181	$12,310	$25,594	$20,511
Equipment purchased from a related party
			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$1,003	$11,001	$13,149	$49,656
Operating expenses from related parties
			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	$17,675	$96,483	$51,414	$279,886
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity	Consulting fees	-	-	-	2,744
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Operating expense	-	10,797	-	46,441
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense	-	-	16,244	-
Total			$17,675	$107,280	$67,658	$329,071
Revenue from related parties
Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Sales of products	$-	$166,139
Matrix Ideal Sdn Bhd	Yu Weng Lok is a common shareholder	Sales of products	126	2,837
Total			$126	$168,976
Purchase from related parties
Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$22,036	$54,328
World Cloud Ventures Sdn Bhd	Shareholder of TGL	Purchase of Services	55,484	48,259
The Evolutionary Zeal Sdn Bhd	Jay Long “Jerry” Ooi is a common shareholder	Purchase of products	-	18,824
Total			$77,520	$121,411

Equipment purchased from a related party
Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$52,328	$-
Consulting fees from related parties
Name of Related Party	Relationship	Nature	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
V Capital Investment Limited	Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity beginning on June 1, 2021.	Consulting fees	$-	$75,000
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity	Consulting fess	2,744	-
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	290,476	615,367
Total			$293,220	$690,367

Schedule of Convertible Notes Payable, Related Parties	Convertible notes payable, related parties
Name of related party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Chuah Su Mei	Spouse of Kok Pin “Darren” Tan, shareholder of TGL	CLN	$-	$240,444
Click Development Berhad	Shareholder of TGL	CLN	-	120,235
Cloudmaxx Sdn Bhd	Jau Long “Jerry” Ooi and Kok Pin “Darren” Tan are common shareholder	CLN	-	568,305
V Capital Kronos Berhad	Shareholder of TGL, and Voon Him “Victor” Hoo is the common shareholder	CLN	-	1,400,000
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	CLN	-	108,590
Total			$-	$2,437,574
Accounts payable, related parties
Name of Related Party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Purchase of inventories	$-	$4,229
The Evolutionary Zeal Sdn Bhd	Shareholder of TGL	Purchase of inventories	-	9,034
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of inventories	-	1,063
Total			$-	$14,326
Other payables, related parties
Name of Related Party	Relationship	Nature	As of June 30 2023	As of June 30, 2022
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$345	$-
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	1,315	-
Total			$1,660	$-

Amount due to related parties
Name of Related Party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Chong Chan “Sam” Teo	Directors, Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$186,579	$197,480
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	134,381	1,862,608
Total			$320,960	$2,060,088